Taxes Other Than Income Taxes - Summary of Taxes Other Than Income Taxes (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Taxes Other Than Income Taxes [abstract]
Consumption tax	¥ 149,455	¥ 142,708		¥ 140,268
Resource tax	24,339	18,000		14,472
Crude oil special gain levy	4,750
Other	38,723	37,314		34,868
Taxes other than income taxes	¥ 217,267	¥ 198,022	[1]	¥ 189,608	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).